Total Capital and Net Income Per Unit (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Prepayment of Revolving Credit Facilities [Member]
Summary of the issuances of common units
Date	March 2009
Number of Common Units Issued	4,000,000
Offering Price	17.60
Gross Proceeds	$ 71,800
Net Proceeds	68,691
Teekay Corporation Ownership After the Offering	53.10%
Prepayment of Revolving Credit Facilities [Member]
Summary of the issuances of common units
Date	November 2009
Number of Common Units Issued	3,950,600
Offering Price	24.40
Gross Proceeds	98,400
Net Proceeds	93,737
Teekay Corporation Ownership After the Offering	49.20%
Prepayment of Revolving Credit Facilities and General Corporate Purposes [Member]
Summary of the issuances of common units
Date	July 2010
Number of Common Units Issued	1,713,502
Offering Price	29.18
Gross Proceeds	51,000
Net Proceeds	50,921
Teekay Corporation Ownership After the Offering	47.70%
Acquisition of Excelsior Joint Venture [Member]
Summary of the issuances of common units
Date	November 2010
Number of Common Units Issued	1,052,749
Offering Price	35.44
Gross Proceeds	38,070
Net Proceeds	38,070
Teekay Corporation Ownership After the Offering	46.83%
Prepayment of Revolving Credit Facilities [Member]
Summary of the issuances of common units
Date	April 2011
Number of Common Units Issued	4,251,800
Offering Price	38.88
Gross Proceeds	168,684
Net Proceeds	161,655
Teekay Corporation Ownership After the Offering	43.62%
Prepayment of Revolving Credit Facilities [Member]
Summary of the issuances of common units
Date	November 2011
Number of Common Units Issued	5,500,000
Offering Price	33.40
Gross Proceeds	187,449
Net Proceeds	$ 179,523
Teekay Corporation Ownership After the Offering	40.09%